Cash and Cash Equivalents, and Bank Facilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Secured bank loans received	$ 142.2
Term debt facility	$ 101.6
Term debt facility maturity date	Jul. 31, 2020
Term debt facility outstanding	$ 80.0	$ 58.6
Working capital facility	$ 40.6
Working capital facility maturity date	Jul. 31, 2020
Working capital facility outstanding	$ 3.4	4.4
Additioanl secured facility	15.4	14.2
Overdraft facilities	6.5	7.0
Guarantee and trade finance facilities	7.0	4.9
Finance lease facilities	1.9	2.3
Secured amortizing logistics centre facility	$ 8.1
Secured amortizing logistics centre facility maturity date	Sep. 17, 2022
Secured committed facility	$ 12.0
Secured committed facility maturity date	Jun. 29, 2021
Secured finance lease facilities	$ 0.2
Unsecured finance lease facilities	13.5	11.3
Loan facilities	$ 35.0
Loan facilities maturity date	Mar. 31, 2019
Loan facilities outstanding	$ 32.1
Trade facilities	$ 2.3
Trade facilities maturity date	Apr. 26, 2019
Trade facilities outstanding	$ 2.3	0.9
Trade facilities 1	$ 1.2
Trade facilities maturity date 1	Dec. 11, 2020
Trade facilities outstanding 1	$ 1.2	$ 0.0